Net Loss Per Share - Computation of diluted earnings (loss) per weighted-average share outstanding (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Net Loss Per Share
Shares issuable on exercise of vested options	1,362,107	824,962	1,362,107	824,962
Shares issuable on exercise of underwriter warrants	312,500	260,417	312,500	86,806